Risk Management (Tables)	12 Months Ended
Feb. 28, 2023
Risk Management [Abstract]
Schedule of expected credit losses on financial assets recognized in profit or loss
	Year ended February 28
Figures in Rand thousands	2023	2022	2021

Expected credit loss provision on trade receivables arising from contracts with customers	87,541	88,482	80,842

Schedule of provides information about the expected credit loss rate for trade receivables by ageing category
Figures in Rand thousands	Expected credit loss rate	Gross carrying amount	Impairment loss allowance

At February 28, 2023
Since invoicing	7%	195,058	13,177
1 month since invoicing date	18%	51,655	9,434
2 months since invoicing date	25%	29,777	7,328
3 months since invoicing date	57%	209,250	119,602
Total	31%	485,740	149,541
Figures in Rand thousands	Expected credit loss rate	Gross carrying amount	Impairment loss allowance

At February 28, 2022
Since invoicing	7%	148,625	10,139
1 month since invoicing date	14%	47,681	6,661
2 months since invoicing date	22%	26,329	5,729
3 months since invoicing date	61%	228,092	139,154
Total	36%	450,727	161,683

Schedule of contractual undiscounted cash flows and contractual interest payments
Figures in Rand thousands	Less than 1 year	2 years	3 years	4 years	>5 years	Total

At February 28, 2023
Term loans	21,993	18,352	17,596	15,751	–	73,692
Lease obligations	56,511	37,454	15,084	11,180	10,271	130,500
Trade and other payables	329,481	–	–	–	–	329,481
Loans from related parties	607	–	–	–	–	607
Bank overdraft	40	–	–	–	–	40

At February 28, 2022
Term loans	22,408	43,884	17,938	16,036	–	100,266
Lease obligations	50,821	42,853	17,305	4,733	8,333	124,045
Trade and other payables	250,970	–	–	–	–	250,970
Loans from related parties	2,134	–	–	–	–	2,134
Bank overdraft	13,722	–	–	–	–	13,722

Schedule of currency risk
Figures in Rand thousands	USD	EUR	SGD

At February 28, 2023
Trade and other receivables	104,583	40	433
Loan from related parties	114,186	80,342	–
Loan to related parties	(229,229)	–	(20,040)
Cash and cash equivalents	61,780	2,337	560
Trade and other payables	(50,581)	(5,846)	(8,135)
	739	76,873	(27,182)
At February 28, 2022
Trade and other receivables	62,247	228	–
Loan from related parties	86,159	71,994	32,085
Loan to related parties	(112,334)	–	(7,227)
Cash and cash equivalents	144,173	9,618	1,880
Trade and other payables	(53,609)	(5,286)	(2,299)
	126,636	76,554	24,439

Schedule of a factor change of 10% has been applied to the exchange rates
Figures in Rand thousands	Strengthening of ZAR	Weakening of ZAR

February 28, 2023
USD	(74)	74
EUR	(7,687)	7,687
SGD	2,718	(2,718)
	(5,043)	5,043
February 28, 2022
USD	(12,664)	12,664
EUR	(7,655)	7,655
SGD	(2,444)	2,444
	(22,763)	22,763

Schedule of a factor of 1% has been applied to the interest rates
	As of February 28
Figures in Rand thousands	2023	2022

Effect on profit before tax (1% increase)	(599)	(893)
Effect on profit before tax (1% decrease)	599	893